Segment Reporting - Schedule of Segment Related Assets and Long Lived Assets (Detail) - USD ($) $ in Millions	Dec. 31, 2014	Dec. 31, 2013
Long Lived Assets Held-for-sale [Line Items]
Total assets	$ 21,338.0	$ 5,785.5
Long-Lived Assets	2,577.6	964.6
Operating Segments [Member] | Tim Hortons [Member]
Long Lived Assets Held-for-sale [Line Items]
Total assets	14,809.4
Long-Lived Assets	1,667.6
Operating Segments [Member] | Burger King [Member]
Long Lived Assets Held-for-sale [Line Items]
Total assets	6,528.6	5,785.5
Long-Lived Assets	$ 910.0	$ 964.6